FAIR VALUE MEASUREMENTS (Q3) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Recurring [Member] | Level 1 [Member]
Fair Value Measurements [Abstract]
Marketable securities held in Trust Account	$ 254,115,791	$ 251,924,993